ATA INC (Parent Company) (Details 3)	1 Months Ended				12 Months Ended
	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Condensed Financial Statements
Net cash used in operating activities					$ 7,396,714	¥ 45,852,235	¥ 37,343,760	¥ 67,777,743
Cash flows from investing activities :
Payment for XingWei acquisition							(9,826,706)
Net cash used in investing activities					(8,510,959)	(52,759,443)	(13,959,185)	(7,966,826)
Cash flows from financing activities :
Cash paid for employee individual income tax of net-settlement of vested shares					(137,668)	(853,404)	(567,881)	(913,453)
Cash paid for repurchase of common shares					(1,348,949)	(8,362,136)	(132,528)	(329,357)
Proceeds from exercise of share options					629,771	3,903,952
Special cash dividend	$ (9,500,000)	¥ (58,349,122)	$ (4,000,000)	¥ (25,331,341)	(9,412,667)	(58,349,122)		(25,331,341)
Net cash used in financing activities					(10,269,513)	(63,660,710)	(700,409)	(26,574,151)
Effect of foreign exchange rate changes on cash					(174,836)	(1,083,809)	(766,783)	(374,747)
Net decrease in cash					(11,558,594)	(71,651,727)	21,917,383	32,862,019
ATA INC.
Condensed Financial Statements
Net cash used in operating activities					(694,463)	(4,304,976)	(4,994,557)	(6,675,424)
Cash flows from investing activities :
Collection from (payment to) subsidiaries					1,237,389	7,670,574	(6,911,210)	26,836,132
Payment for XingWei acquisition							(19,612,120)
Net cash used in investing activities					1,237,389	7,670,574	(26,523,330)	26,836,132
Cash flows from financing activities :
Cash paid for employee individual income tax of net-settlement of vested shares								(913,453)
Cash paid for repurchase of common shares					(1,348,949)	(8,362,136)	(132,528)	(329,357)
Proceeds from exercise of share options					629,771	3,903,952
Special cash dividend								(25,331,341)
Net cash used in financing activities					(719,178)	(4,458,184)	(132,528)	(26,574,151)
Effect of foreign exchange rate changes on cash					(4,961)	(30,753)	(766,783)	(374,747)
Net decrease in cash					(181,213)	(1,123,339)	(32,417,198)	(6,788,190)
Cash at beginning of year					1,504,668	9,327,438	41,744,636	48,532,826
Cash at end of year					$ 1,323,455	¥ 8,204,099	¥ 9,327,438	¥ 41,744,636